Statements of Shareholders' Equity and Other Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statements of Shareholders' Equity and Other Comprehensive Loss
Unrealized gain (loss) on minimum pension liability adjustment, tax		$ 373	$ 2,906
Unrealized gain (loss) on cash flow hedge, tax	$ 2,100	$ 2,340	$ 5,122